Employee Benefit Plans and Share-Based Payments - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Amount charged to expense in relation with share-based plans	$ 162	$ 153	$ 124
Repurchase of own shares issued, shares	263,298	171,330	382,985
Repurchase of own shares issued, value	$ 100	$ 50	$ 120
Plan 2017-2020 [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Share-based benefit plan validity period	3 years
Share-based benefit plan grant date	July 1, 2017
Number of shares delivered under plan	502,996	520,031	623,350
Retirement Plan [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 80	$ 80	$ 50
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges	$ 1,650	$ 1,272	$ 1,020